Offerings	Oct. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	5,307,480
Proposed Maximum Offering Price per Unit	55.00
Maximum Aggregate Offering Price	$ 291,911,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,312.96
Offering Note	1.a. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. 1b. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase or additional shares that may be issued if the number of shares included in this offering is increased.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	2a. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. 2b. See note 1b. above.